14. CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Beginning Balance	R$ 2,468	R$ 2,409	R$ 2,337
Monetary updating	347	317	322
Amounts received	(265)	(250)	(250)
Ending Balance	2,550	2,468	2,409
Cemig geracao tres marias s.a. [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Beginning Balance	1,402	1,370
Monetary updating	188	171	174
Amounts received	(143)	(139)	(134)
Ending Balance	1,447	1,402	1,370
Cemig geracao salto grande sa [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Beginning Balance	440	430
Monetary updating	59	54	55
Amounts received	(45)	(44)	(42)
Ending Balance	454	440	430
Cemig geracao itutinga s.a. [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Beginning Balance	165	161
Monetary updating	25	23	23
Amounts received	(19)	(19)	(18)
Ending Balance	171	165	161
Cemig geracao camargos s.a. [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Beginning Balance	124	120
Monetary updating	18	17	17
Amounts received	(14)	(13)	(13)
Ending Balance	128	124	120
Cemig geracao sul s.a. [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Beginning Balance	161	157
Monetary updating	26	24	24
Amounts received	(20)	(20)	(19)
Ending Balance	167	161	157
Cemig geracao leste s.a. [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Beginning Balance	110	107
Monetary updating	19	18	18
Amounts received	(15)	(15)	(14)
Ending Balance	114	110	107
Cemig geracao oeste s.a. [member]
Disclosure Of Financial Assets and Liabilities Of The Concession [line items]
Beginning Balance	66	64
Monetary updating	12	12	11
Amounts received	(9)	(9)	(10)
Ending Balance	R$ 69	R$ 66	R$ 64